Prepayments and Other Receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Prepayments and Other Receivables
Lease prepayments, current portion	$ 75	¥ 524	¥ 524
Other Receivables	77	534	544
Total prepayments and other receivables	$ 152	¥ 1,058	¥ 1,068